INCOME TAXES	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 12-INCOME TAXES

The Company is subject to United States of America ("US") and People's Republic of China ("PRC") profit tax.

 US

The Company is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made as the Company has no taxable income for the year. The applicable income tax rate for the Company for the three months ended June 30, 2013 and 2012 was 35%, respectively.  No tax benefit has been realized since a valuation allowance has offset the deferred tax asset resulting from the net operating losses.

PRC

            Effective January 1, 2008, the PRC Enterprise Income Tax Law, EIT Law, and Implementing Rules impose unified enterprise income tax rate of 25% on all domestic-invested enterprises and foreign investment enterprises in PRC, unless they qualify under certain limited exceptions. As such, the Company's subsidiary in PRC is subject to an enterprise income tax rate of 25%.

No provisions for income taxes have been made as the Company has no taxable income for the periods.  $14,000 and $27,000 of tax benefits were recognized due to the change in the deferred tax assets in the three and six months ended June 30, 2013, respectively.

Loss before income taxes consisted of:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012

US	$(2,099)	$(2,193)	$(3,656)	$(4,514)
PRC	(4,297)	(4,743)	(6,668)	(6,972)
	$(6,396)	$(6,936)	$(10,324)	$(11,486)
Benefit of income taxes consisted of

	For the Three Months Ended June 30,		For the Six Months Ended June 30,

	2013	2012	2013	2012

Current provision
US	$(2)	$-	$(2)	$-
PRC	-	-	-	-
Total Current	$(2)	$-	$(2)	$-

Deferred Benefit
US	$-	$-	$-	$-
PRC	14	92	27	130
Total Deferred benefit	14	92	27	130
Total benefit for income taxes	$12	$92	$25	$130